Fair Value of Financial Instruments and Risk Management (Interest Rate Risk) (Details) - Interest Rate Swap - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Oct. 31, 2018
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Derivative, notional amount			$ 400,000,000	$ 500,000,000
Fair value of interest rate swaps	$ 33,000,000	$ 21,000,000
Unrealized net losses on interest rate swaps	33,000,000	21,000,000
Other Current Liabilities
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Fair value of interest rate swaps	15,000,000	8,000,000
Other Liabilities
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Fair value of interest rate swaps	$ 18,000,000	$ 13,000,000
LIBOR
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Fixed interest rate			0.965%	3.055%